 RULE 497 DOCUMENT

On behalf of Deutsche Global Income Builder Fund (Class R6), a series of Deutsche Market Trust (the “Fund”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Fund pursuant to Rule 497(e) under the Securities Act on November 28, 2014; such supplement (accession number 0000088053-14-001530) is incorporated by reference into this Rule 497 Document.